Consolidated Statemenets of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 14,634	$ 83,257	$ 96,120
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	43,084	37,394	32,250
Gain on asset purchase cancellation	(3,633)	0	0
Loss from inventory valuation	4,001	0	0
Amortization and write-off of deferred finance charges	1,472	1,252	1,226
Unrealized gain on derivatives	(2,137)	(6,329)	(2,798)
Share based compensation	120	120	120
Change in:
Accounts receivable	42	675	303
Due from Manager	0	0	24
Inventories	(2,586)	(6,700)	(3,247)
Accrued revenue	(664)	646	(646)
Prepaid expenses and other current assets	190	12	(575)
Due to Manager	(283)	234	73
Trade accounts payable	(997)	950	1,878
Accrued liabilities	192	(2,595)	(255)
Unearned revenue	(9,703)	(8,322)	(19,408)
Net Cash Provided by Operating Activities	43,732	100,594	105,065
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(146,300)	(118,894)	(136,845)
Proceeds from the asset purchase cancellation	36,320	0	0
Maturity of investment	50,000	0	0
Increase in restricted cash	(13,779)	(6,250)	(23,300)
Restricted cash released	6,750	24,800	2,000
Net Cash Used in Investing Activities	(67,009)	(100,344)	(158,145)
Cash Flows from Financing Activities:
Proceeds from long-term debt	93,925	16,000	312,630
Principal payments of long-term debt	(132,652)	(123,372)	(181,254)
Dividends paid	(25,915)	(17,742)	(37,463)
Payment of deferred financing costs	(2,267)	(132)	(1,467)
Proceeds on issuance of common stock	0	48,255	35,505
Payment of common stock offering expenses	(98)	(177)	(268)
Proceeds on issuance of preferred stock	133,387	39,328	0
Payment of preferred stock offering expenses	(463)	(463)	0
Net Cash Provided by/(Used in) Financing Activities	65,917	(38,303)	127,683
Net increase/(decrease) in cash and cash equivalents	42,640	(38,053)	74,603
Cash and cash equivalents at beginning of year	64,671	102,724	28,121
Cash and cash equivalents at end of year	107,311	64,671	102,724
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	8,594	9,263	8,534
Non cash Investing and Financing activities(represent advances and capitalized interest for newbuild Hull J0131 for 2012 and other minor non cash items for 2013 and 2014)	$ 506	$ 194	$ 32,412